Finance receivables, net	12 Months Ended
Dec. 31, 2017
Finance receivables, net
Finance receivables, net
13.	Finance receivables, net

The Group provides automobile financial leasing services on its automotive financial services platform. Detailed information of finance receivables as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB

Finance receivables, gross
- Within one year	7,443,959	16,363,872
- After one year but not more than five years	8,935,544	17,224,604

	16,379,503	33,588,476

Unearned finance income	(2,673,982)	(3,662,702)

	13,705,521	29,925,774

Allowance for credit losses	(22,486)	(134,169)

Finance receivables, net	13,683,035	29,791,605

Aging analysis of finance receivables are as follows:

	2016	2017
	RMB	RMB

Not past due	13,497,984	29,069,556

Past due
- Up to 1 month	110,032	411,830
- 1 to 3 months	40,331	198,671
- 3 to 6 months	37,584	177,070
- Over 6 months	19,590	68,647

	13,705,521	29,925,774

Allowance for credit losses	(22,486)	(134,169)

Finance receivables, net	13,683,035	29,791,605

Finance receivables due from related parties for the years ended December 31, 2016 and 2017 were RMB680.8 million and RMB121.0 million, which are presented as due from related parties.

Management assesses the allowance for credit losses of finance receivables collectively based on its estimates on historical experience and on various other assumptions that are believed to be reasonable, including estimated loss percentages of contracts that are not collectable, the historical migration pattern of past due balances, other information gathered through collection efforts and general economic conditions. Management reassesses the provision at each balance sheet date. As of December 31, 2016 and 2017, the allowance for credit losses was RMB22.5 million and RMB134.2 million, respectively. The movements in the allowance for credit losses are as follows:

	2016	2017
	RMB	RMB

Balance as of January 1	-	22,486
Charge for the year	29,052	196,320
Write off for the year	(6,566)	(84,637)

Balance as of December 31	22,486	134,169

Since 2016, the Group securitizes finance receivables arising from its consumers through transfer of those assets to asset-backed securitization vehicles. The securitization vehicles usually issue senior tranche debt securities to third party investors, collateralized by the transferred assets, and subordinate tranche debt securities to the Group. As of December 31, 2016 and 2017, the collateralized finance receivables transferred to the securitization vehicles were RMB5.12 billion and RMB10.44 billion, respectively. Please refer to “Note 2 - Summary of significant accounting policies—Asset-backed securitization debt” for details. The Group also secures certain borrowings from financial institutions with the cash proceeds of certain of the Group’s finance receivables. As of December 31, 2016 and 2017, the finance receivables collateralized for borrowings from financial institutions were RMB2.18 billion and RMB12.20 billion, respectively.